Intangible Assets - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment losses (reversal of impairment losses)	¥ 16,635	¥ 48,077	¥ 8,698
Intangible assets	3,909,106	4,171,361
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 18,255	¥ 11,815	¥ 29,667